Shareholder Report, Average Annual Return (Details) ITLK_MassMutual Overseas Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Average Annual Return, Percent	4.50%	9.18%	6.90%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A - without sales charge
Average Annual Return, Percent	10.58%	10.42%	7.51%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	14.99%	11.15%	8.17%